SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash FDIC insured amount	$ 250,000	$ 250,000
Advertising expenses	392	457	$ 0
Research and development expense	798,165	657,657	734,014
Inventory	50,000	50,000	50,000
Impairment of assets			536,047
Other current liabilities	$ 3,182	$ 1,197	179
Property, Plant and Equipment, Useful Life	5 years
Revision of Prior Period, Reclassification, Adjustment [Member]
Other current liabilities			$ 1,072